SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Entity [Domain] - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Consolidated Balance Sheets
Prepaid expenses and other	$ 79,132	$ 80,912	$ 79,538
Total current assets	1,568,369	1,277,001	1,257,811
Other assets	38,315	18,809	13,496
Total assets	7,344,150	6,720,998	6,263,564
Long-term debt due within one year less unamortized debt issuance costs	39,207	39,635	114,600
Total current liabilities	391,145	507,161	451,873
Long-term debt less unamortized discount and debt issuance costs	532,908	39,502	79,137
Total noncurrent liabilities	1,950,629	1,322,860	1,367,964
Total liabilities and shareholders' equity	$ 7,344,150	6,720,998	6,263,564
Previously Reported
Consolidated Balance Sheets
Prepaid expenses and other		81,277	79,938
Total current assets		1,277,366	1,258,211
Other assets		19,307	14,359
Total assets		6,721,861	6,264,827
Long-term debt due within one year less unamortized debt issuance costs		40,000	115,000
Total current liabilities		507,526	452,273
Long-term debt less unamortized discount and debt issuance costs		40,000	80,000
Total noncurrent liabilities		1,323,358	1,368,827
Total liabilities and shareholders' equity		6,721,861	6,264,827
Effect of Accounting Principle Change
Consolidated Balance Sheets
Prepaid expenses and other		(365)	(400)
Total current assets		(365)	(400)
Other assets		(498)	(863)
Total assets		(863)	(1,263)
Long-term debt due within one year less unamortized debt issuance costs		(365)	(400)
Total current liabilities		(365)	(400)
Long-term debt less unamortized discount and debt issuance costs		(498)	(863)
Total noncurrent liabilities		(498)	(863)
Total liabilities and shareholders' equity		$ (863)	$ (1,263)